COMMITMENTS, CONTINGENCIES AND GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2019
COMMITMENTS, CONTINGENCIES AND GUARANTEES
Schedule of commitments

	Payment Due by Period

($ millions)	2020	2021	2022	2023	2024	Thereafter	Total

Commitments

Product transportation and storage	1 083	1 034	992	1 076	1 068	9 470	14 723

Energy services	164	150	180	121	61	129	805

Exploration work commitments	7	44	—	—	—	465	516

Other	525	188	133	118	100	485	1 549

	1 779	1 416	1 305	1 315	1 229	10 549	17 593